Supplement to the
Fidelity® International Enhanced Index Fund, Fidelity® Large Cap Core Enhanced Index Fund, Fidelity® Large Cap Growth Enhanced Index Fund, Fidelity® Large Cap Value Enhanced Index Fund and Fidelity® Mid Cap Enhanced Index Fund
October 30, 2018
Prospectus

Patrick Waddell no longer serves as a senior portfolio manager of the funds.

The following information supplements similar information for Fidelity® International Enhanced Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Anna Lester (portfolio manager) has managed the fund since June 2019.

The following information supplements similar information for Fidelity® Large Cap Core Enhanced Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Anna Lester (portfolio manager) has managed the fund since June 2019.

The following information supplements similar information for Fidelity® Large Cap Growth Enhanced Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Anna Lester (portfolio manager) has managed the fund since June 2019.

The following information supplements similar information for Fidelity® Large Cap Value Enhanced Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Anna Lester (portfolio manager) has managed the fund since June 2019.

The following information supplements similar information for Fidelity® Mid Cap Enhanced Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Anna Lester (portfolio manager) has managed the fund since June 2019.

The following information supplements similar information found in the "Fund Services" section under the "Portfolio Manager(s)" heading.

Anna Lester is portfolio manager of each fund, which she has managed since June 2019. She also manages other funds. Since joining Geode in 2019, Ms. Lester has worked as a portfolio manager. Prior to joining Geode, Ms. Lester worked at State Street Global Advisors from 2005 to 2019, most recently as senior portfolio manager.

GEI-19-02 1.857348.126	July 1, 2019

Supplement to the
Fidelity® Small Cap Enhanced Index Fund
April 29, 2019
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Anna Lester (portfolio manager) has managed the fund since June 2019.

The following information supplements similar information found in the "Fund Services" section under the "Portfolio Manager(s)" heading.

Anna Lester is portfolio manager of the fund, which she has managed since June 2019. She also manages other funds. Since joining Geode in 2019, Ms. Lester has worked as a portfolio manager. Prior to joining Geode, Ms. Lester worked at State Street Global Advisors from 2005 to 2019, most recently as senior portfolio manager.

SCE-19-01 1.9896165.100	July 1, 2019